Subsequent Events (Details)					6 Months Ended	12 Months Ended
	Dec. 01, 2024 USD ($)	Aug. 29, 2024 USD ($)	Aug. 20, 2024 USD ($)	Sep. 19, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 13, 2024 USD ($)	Aug. 13, 2024 EUR (€)	Aug. 12, 2024 shares	Jan. 04, 2024 $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares
Subsequent Events [Line Items]
Commitment agreement					$ 2,000,000
Investor sale			$ 500,000
Commitment fee					100,000
Commitment Fee Payable in Termination					40,000
Aggregate Shares (in Shares) | shares				1,146,552							2,606,552	2,606,552
Exercise price per share (in Dollars per share) | $ / shares				$ 1.16		$ 0.65				$ 0.65
Gross proceeds				$ 1,330,000		$ 1,690,000
Net amount				$ 1,000,000		1.42
Issuance expenses						$ 275
RK Stone [Member]
Subsequent Events [Line Items]
Aggregate purchase price					$ 2,000,000
Issuance of pre-funded warrants (in Shares) | shares					602,826
Commitment fee					$ 28,698
Subsequent Event [Member]
Subsequent Events [Line Items]
Stockholders’ equity		$ 2,500,000
Outstanding principal amount and accrued interest (in Euro) | €								€ 26,000,000
Nominal fixed amount (in Euro) | €								€ 250,000
Maturity date							Dec. 31, 2031	Dec. 31, 2031
Royalties based on commercial sales (in Euro) | €								€ 5,000,000
Percentage of gross proceeds from capital raises							10.00%	10.00%
Preferred shares (in Shares) | shares									1,000
Convertible preferred shares (in Shares) | shares									364,000
Percentage of diluted share capital									19.50%
Preferred shares fixed redemption value							$ 34,000,000
Preferred shares liquidation redemption value							34,000,000
Loan (in Euro) | €								€ 250,000
Paid to affiliate			2,000,000
Aggregate purchase price			$ 2,000,000
Number of trading days			10 days
Discount rate			5.00%
Aggregate Shares (in Shares) | shares										5,213,104
Exercise price per share (in Dollars per share) | $ / shares										$ 0.65
Minimum [Member]
Subsequent Events [Line Items]
Investor sale			$ 200,000
Maximum [Member]
Subsequent Events [Line Items]
Investor sale			$ 500,000
Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred shares (in Shares) | shares									364
Preferred shares carrying redemption value							$ 34,000
Loan (in Euro) | €								€ 250,000
Forecast [Member]
Subsequent Events [Line Items]
Advance aggregate amount	$ 1,500,000